Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Summary of Disaggregation of Group's Revenue from Contracts with Customers

Set out below is the disaggregation of the Group’s revenue from contracts with customers:

	31.12.2023
Segments	Yuchai	HLGE	Total
	RMB’000	RMB’000	RMB’000
Type of goods or services
Heavy-duty engines	5,552,544	—	5,552,544
Medium-duty engines	5,696,186	—	5,696,186
Light-duty engines	1,621,538	—	1,621,538
Other products and services (i)	5,089,069	154	5,089,223
Revenue from hospitality operations	55,943	30,915	86,858
Total revenue from contracts with customers	18,015,280	31,069	18,046,349
Geographical markets
People’s Republic of China	17,877,450	—	17,877,450
Other countries	137,830	31,069	168,899
Total revenue from contracts with customers	18,015,280	31,069	18,046,349
Timing of revenue recognition
At a point in time	17,959,337	8,115	17,967,452
Over time	55,943	22,954	78,897
Total revenue from contracts with customers	18,015,280	31,069	18,046,349

	31.12.2024
Segments	Yuchai	HLGE	Total
	RMB’000	RMB’000	RMB’000
Type of goods or services
Heavy-duty engines	6,417,484	—	6,417,484
Medium-duty engines	5,201,611	—	5,201,611
Light-duty engines	2,258,692	—	2,258,692
Other products and services (i)	5,167,136	156	5,167,292
Revenue from hospitality operations	57,874	30,622	88,496
Total revenue from contracts with customers	19,102,797	30,778	19,133,575
Geographical markets
People’s Republic of China	18,826,436	—	18,826,436
Other countries	276,361	30,778	307,139
Total revenue from contracts with customers	19,102,797	30,778	19,133,575
Timing of revenue recognition
At a point in time	18,996,587	8,260	19,004,847
Over time	106,210	22,518	128,728
Total revenue from contracts with customers	19,102,797	30,778	19,133,575

7.
Revenue from contracts with customers (cont’d)
7.1.
Disaggregated revenue information (cont’d)

	31.12.2025
Segments	Yuchai	HLGE	Total	Total
	RMB’000	RMB’000	RMB’000	US$’000
Type of goods or services
Heavy-duty engines	9,755,682	—	9,755,682	1,409,210
Medium-duty engines	5,563,174	—	5,563,174	803,602
Light-duty engines	2,644,834	—	2,644,834	382,047
Other products and services (i)	6,607,938	165	6,608,103	954,542
Revenue from hospitality operations	54,120	35,859	89,979	12,997
Total revenue from contracts with customers	24,625,748	36,024	24,661,772	3,562,398
Geographical markets
People’s Republic of China	24,218,953	—	24,218,953	3,498,433
Other countries	406,795	36,024	442,819	63,965
Total revenue from contracts with customers	24,625,748	36,024	24,661,772	3,562,398
Timing of revenue recognition
At a point in time	24,529,962	9,645	24,539,607	3,544,751
Over time	95,786	26,379	122,165	17,647
Total revenue from contracts with customers	24,625,748	36,024	24,661,772	3,562,398

Note:

(i)
included sales of components and parts, power generator sets, NEV products and others.

Summary of Contract Balances

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Trade receivables (Note 15)	1,368,012	2,331,775	336,826
Capitalized contract cost	130,015	176,341	25,472
Contract liabilities (Note 25)	630,683	994,321	143,629

Schedule of revenue recognized	(a) Set out below is the amount of revenue recognized from:

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Amounts included in contract liabilities	623,176	578,435	83,555

Schedule of contract cost capitalized
(b)
Capitalized contract costs

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Capitalized contract costs relating to the projects on development of technology know-how
At January 1	122,627	130,015	18,780
Addition	7,388	46,326	6,692
At December 31	130,015	176,341	25,472

Summary of Performance Obligations

The transaction price allocated to the remaining unsatisfied performance obligations as of 31 December are, as follows:

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Within one year	97,230	96,405	13,926
More than one year	48,091	39,366	5,686
Total unfulfilled service-type maintenance service (Note 25)	145,321	135,771	19,612